Schedule of investments
Delaware Tax-Free Colorado Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.87%
Corporate Revenue Bonds — 2.49%
Denver City & County Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	$ 213,456
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,117,638
		5,331,094
Education Revenue Bonds — 12.45%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	2,792,480
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,077,570
Series B 5.00% 5/15/49	750,000	804,142
Colorado Educational & Cultural Facilities Authority Revenue
(Loveland Classical Schools Project) 144A 5.00% 7/1/36 #	1,250,000	1,175,863
(Science Technology Engineering and Math School Project) 5.00% 11/1/54	1,500,000	1,429,800
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,230,000	1,296,272
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	486,525
Series A 144A 5.25% 7/1/46 #	1,350,000	1,281,731
(Aspen View Academy Project)
4.00% 5/1/51	500,000	400,750
4.00% 5/1/61	750,000	573,240

(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,334
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,017,410
(Global Village Academy) 144A 5.00% 12/1/50 #	1,000,000	823,210
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,009,130
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	449,622
5.00% 12/1/42	540,000	508,739

NQ-339 [11/22] 01/23 (2679894)    1

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue

(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	500,000	$ 444,225
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	705,649
(Science Technology Engineering and Math School Project) 5.00% 11/1/44	890,000	870,260
(Skyview Academy Project) 144A 5.375% 7/1/44 #	860,000	845,406
(Skyview Charter School) 144A 5.50% 7/1/49 #	870,000	862,744
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	405,456
Series A 4.00% 3/1/36	550,000	555,698

(University of Lab Charter School) 144A 5.00% 12/15/45 #	500,000	506,025
(Vail Mountain School Project)
4.00% 5/1/46	80,000	68,656
5.00% 5/1/31	1,000,000	1,027,400
University of Colorado
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	4,250,000	4,116,720
		26,686,057
Electric Revenue Bonds — 5.98%
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/51	1,000,000	956,960
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,714,440
Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,274,476
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,551,790
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	125,375
Series AAA 5.25% 7/1/25 ‡	95,000	70,538
Series CCC 5.25% 7/1/27 ‡	705,000	523,462
Series WW 5.00% 7/1/28 ‡	660,000	488,400
Series WW 5.25% 7/1/33 ‡	210,000	155,925
2    NQ-339 [11/22] 01/23 (2679894)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/17 ‡	460,000	$ 340,975
Series WW 5.50% 7/1/19 ‡	360,000	266,850
Series XX 4.75% 7/1/26 ‡	105,000	77,306
Series XX 5.25% 7/1/40 ‡	1,840,000	1,366,200
Series XX 5.75% 7/1/36 ‡	365,000	273,750
Series ZZ 4.75% 7/1/27 ‡	85,000	62,581
Series ZZ 5.00% 7/1/19 ‡	620,000	455,700
Series ZZ 5.25% 7/1/24 ‡	140,000	103,950
		12,808,678
Healthcare Revenue Bonds — 19.77%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	1,146,390
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	4,325,000	3,169,230
Series A 4.00% 11/15/43	4,000,000	3,898,480
(American Baptist)
7.625% 8/1/33	150,000	151,842
8.00% 8/1/43	1,000,000	1,014,850

(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,122,335
(Capella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,320,000	1,476,796
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,880,000	1,754,322
Series A-1 4.00% 8/1/38	120,000	111,001
Series A-1 4.00% 8/1/44	300,000	260,568
Series A-2 4.00% 8/1/49	4,700,000	3,926,427
Series A-2 5.00% 8/1/37	1,500,000	1,557,315
Series A-2 5.00% 8/1/39	5,000	5,159

(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,091,950
(Covenant Retirement Communities) 5.00% 12/1/35	1,000,000	1,012,700
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,895,807
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	736,310
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,019,320
NQ-339 [11/22] 01/23 (2679894)    3

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue

(National Jewish Health Project) 5.00% 1/1/27	300,000	$ 300,309
(Sanford Health) Series A 5.00% 11/1/44	4,500,000	4,562,820
(SCL Health System)
Series A 4.00% 1/1/37	2,725,000	2,759,717
Series A 4.00% 1/1/38	3,895,000	3,933,132

(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	666,038
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,021,250
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	684,486
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	881,660
Series A 4.00% 12/1/40	250,000	218,705
		42,378,919
Lease Revenue Bonds — 2.32%
Colorado Department of Transportation
5.00% 6/15/34	660,000	696,696
5.00% 6/15/36	1,055,000	1,108,626
Colorado Higher Education Lease Purchase Financing Program
4.00% 9/1/41	1,000,000	972,250
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	674,940
State of Colorado
4.00% 3/15/37	1,500,000	1,519,335
		4,971,847
Local General Obligation Bonds — 9.28%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	309,249
4.00% 12/1/31	1,000,000	1,029,700
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,141,880
Series A 5.50% 12/1/38	350,000	392,994
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,189,890
4    NQ-339 [11/22] 01/23 (2679894)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	$ 1,355,560
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,128,740
El Paso County School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,092,360
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,055,870
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,315,275
Verve Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,721,880
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,068,557
5.00% 12/1/32	660,000	711,077
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,075,310
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,178,280
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,132,580
		19,899,202
Pre-Refunded Bonds — 12.90%
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33-23 §	1,000,000	1,023,600
Central Platte Valley Metropolitan District
5.00% 12/1/43-23 §	725,000	739,587
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45-25 #, §	1,300,000	1,369,901
(Johnson & Wales University) Series A 5.25% 4/1/37-23 §	1,790,000	1,805,573
Colorado Health Facilities Authority Revenue
5.00% 12/1/32-22 §	3,000,000	3,000,000
(Catholic Health Initiatives) Series A 5.25% 1/1/45-23 §	2,000,000	2,004,280
(Covenant Retirement Communities) Series A 5.00% 12/1/33-22 §	4,000,000	4,000,000
NQ-339 [11/22] 01/23 (2679894)    5

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(Frasier Meadows Retirement Community Project) Series B 5.00% 5/15/48-23 §	660,000	$ 666,818
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,078,680
(SCL Health System) Series A 5.00% 1/1/44-24 §	3,050,000	3,126,097
(The Evangelical Lutheran Good Samaritan Society Project) 5.625% 6/1/43-23 §	1,150,000	1,166,250
Commerce City
5.00% 8/1/44-24 (AGM) §	1,500,000	1,556,580
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	360,000
5.50% 12/1/38-22 §	455,000	455,000
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33-23 §	1,500,000	1,517,700
Tallyn's Reach Metropolitan District No. 3
144A 5.125% 11/1/38-23 #, §	740,000	756,161
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,025,100
		27,651,327
Special Tax Revenue Bonds — 20.22%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,085,310
Commonwealth of Puerto Rico
3.009% 11/1/43 •	8,279,701	3,777,613
Denver City & County Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	974,020
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,644,306
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,280,620
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	9,165,556	7,676,153
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,058,720
6    NQ-339 [11/22] 01/23 (2679894)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	450,000	$ 463,973
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,193,439
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	934,710
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.025% 7/1/46 ^	9,750,000	2,457,195
Series A-1 5.216% 7/1/51 ^	20,624,000	3,880,612
(Restructured)
Series A-1 4.75% 7/1/53	3,486,000	3,185,158
Series A-1 5.00% 7/1/58	2,910,000	2,761,037
Series A-2 4.536% 7/1/53	3,000,000	2,617,440
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	721,905
Series A 5.00% 11/1/31	1,495,000	1,606,796
Series A 5.00% 11/1/36	2,750,000	2,913,872
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	500,000	484,675
Series A-1 5.00% 12/1/47	300,000	275,559
Thornton Development Authority
(East 144th Avenue I-25 Project)
Series B 5.00% 12/1/35	485,000	500,345
Series B 5.00% 12/1/36	810,000	835,475
		43,328,933
State General Obligation Bonds — 0.80%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	295,740	247,170
Series A-1 4.00% 7/1/41	1,834,787	1,474,655
		1,721,825
Transportation Revenue Bonds — 7.96%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,000,340
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,141,990
NQ-339 [11/22] 01/23 (2679894)    7

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Denver City & County Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	1,610,000	$ 1,490,458
Series A 4.00% 12/1/48 (AMT)	400,000	360,672
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,597,185
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,029,360
E-470 Public Highway Authority
Series A 5.00% 9/1/35	400,000	441,276
Series A 5.00% 9/1/36	1,300,000	1,428,765
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/34	1,100,000	1,060,917
Series A 4.00% 7/15/38	700,000	647,612
Series A 4.00% 7/15/39	1,500,000	1,372,860
Series A 4.00% 7/15/40	1,500,000	1,356,615
Series A 5.00% 7/15/31	1,050,000	1,127,469
		17,055,519
Water & Sewer Revenue Bonds — 4.70%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/36	3,000,000	3,038,422
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,157,970
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	507,185
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	1,250,000	1,272,313
Johnstown Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,670,559
Metro Wastewater Reclamation District
Series A 3.00% 4/1/38	1,620,000	1,416,884
		10,063,333
Total Municipal Bonds (cost $225,167,241)		211,896,734
Number of shares
Short-Term Investments — 0.55%
Money Market Mutual Funds — 0.01%
Dreyfus Tax Exempt Cash Management (seven-day effective yield 1.78%)	25,862	25,862
25,862
8    NQ-339 [11/22] 01/23 (2679894)

(Unaudited)
	Principal amount°	Value (US $)
Variable Rate Demand Notes — 0.54%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series F-2 1.04% 7/1/41 (LOC - TD Bank, N.A.)	700,000	$ 700,000
Series D-6 1.05% 9/1/38	200,000	200,000
Colorado Health Facilities Authority Revenue
(Children's Hospital) Series A 1.03% 12/1/52 (LOC - TD Bank, N.A.)	250,000	250,000
		1,150,000
Total Short-Term Investments (cost $1,175,862)		1,175,862
Total Value of Securities—99.42% (cost $226,343,103)		213,072,596

Receivables and Other Assets Net of Liabilities—0.58%		1,247,949
Net Assets Applicable to 21,270,585 Shares Outstanding—100.00%		$214,320,545
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $12,822,774, which represents 5.98% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
NQ-339 [11/22] 01/23 (2679894)    9

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
10    NQ-339 [11/22] 01/23 (2679894)